Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Land, furniture and equipment:
Beginning balance	$ 520,623	$ 558,480
Foreign currency translation		1,852
Additions		28,056
Disposals transfers		(67,765)
Ending balance	504,385	520,623
Land
Land, furniture and equipment:
Beginning balance	302,323	302,323
Ending balance	302,323	302,323
Furniture equipment
Land, furniture and equipment:
Beginning balance	110,620	83,466
Foreign currency translation	515	(270)
Additions	5,927	27,424
Ending balance	117,062	110,620
Machinery
Land, furniture and equipment:
Beginning balance	106,843	80,511
Foreign currency translation	4,013	(3,869)
Additions	32,762	46,571
Disposals transfers		(16,370)
Ending balance	143,618	106,843
Computer equipment
Land, furniture and equipment:
Beginning balance	52,973	45,812
Foreign currency translation	931	980
Additions	17,667	6,181
Ending balance	71,571	52,973
Transportation equipment
Land, furniture and equipment:
Beginning balance	30,318	22,064
Foreign currency translation	1,420	(1,295)
Additions	1,531	9,549
Ending balance	33,269	30,318
Improvements to leased premises
Land, furniture and equipment:
Beginning balance	59,158	60,640
Foreign currency translation	569	5,040
Additions	3,723	4,615
Disposals transfers		(11,137)
Ending balance	63,450	59,158
Equipment in transit
Land, furniture and equipment:
Beginning balance		68,142
Foreign currency translation		(377)
Disposals transfers		(67,765)
Gross carrying amount
Land, furniture and equipment:
Beginning balance	520,623	490,338
Foreign currency translation	7,047	2,229
Additions	(23,285)	28,056
Ending balance	504,385	520,623
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(141,612)	(104,478)
Foreign currency translation	(401)	1,643
Additions	(84,895)	(66,284)
Disposals transfers		(27,507)
Ending balance	$ (226,908)	$ (141,612)